Long-Term Debt - Scheduled Debt Maturities (Detail) - LCP Edge Intermediate, Inc. [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 1,772
2022	184,175
2023	33,395
2024	0
2025	0
Total	$ 219,342